Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of share based compensation

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2025	2024	2025	2024

Equity settled share based compensation 1

Stock options	18.1	$711	$698	$1,290	$1,372

RSUs	18.2	1,098	957	1,944	1,881

Cash settled share based compensation

PSUs	19.1	$8,153	$4,586	$18,909	$4,269

Total share based compensation		$9,962	$6,241	$22,143	$7,522

1)	Equity settled share based compensation is a non-cash expense.